Subsequent Events (Details) - Non-Adjusting Events After Reporting Period [Member] - USD ($)	Dec. 26, 2024	Nov. 30, 2024
Subsequent Events [Line Items]
Total proceeds		$ 82,961
Warrant exercised of common share (in Shares)	310,388
Warrants exercised for gross proceeds	$ 441,577